Ordinary Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Ordinary Shares
Ordinary Shares

7. Ordinary Shares

As of June 30, 2023 and December 31, 2022, the Company has authorized the issuance of up to 400,000,000 Ordinary Shares (the “Ordinary Shares”), par value £0.0001 per share.

On November 4, 2022, the Company issued 1,000 Ordinary Shares to Corvus Capital Limited. Corvus Capital Limited subsequently transferred 775 Ordinary Shares to other investors.

As of June 30, 2023 and December 31, 2022, 2,000 Ordinary Shares were issued and outstanding. As of June 30, 2023 and June 30, 2022, no cash dividends have been declared or paid.

Holders of the Ordinary Shares are entitled to one vote per share, and to receive dividends, on and if declared by the board of directors and, upon liquidation or dissolution, are entitled to receive all assets available for distribution, subordinate to the rights, preferences, and privileges of any outstanding preferred shares (if any) with respect to dividends and in connection with liquidation, winding up and dissolution of the Company. The holders have no preemptive or other subscription rights.

7. Ordinary Shares

As of December 31, 2022 and 2021, the Company has authorized the issuance of up to 400,000,000 ordinary shares, par value £0.0001 per share (the “Ordinary Shares”).

As of December 31, 2022 and December 31, 2021, 2,000 and 1,000 Ordinary Shares (the “Ordinary Shares”) were issued and outstanding, respectively. The Company issued 1,000 ordinary shares during the year ended December 31, 2022. No shares were issued during the year ended December 31, 2021. As of December 31, 2022 and 2021, no cash dividends have been declared or paid.

Holders of the Ordinary Shares are entitled to one vote per share, and to receive dividends, on and if declared by the board of directors and, upon liquidation or dissolution, are entitled to receive all assets available for distribution, subordinate to the rights, preferences, and privileges of any outstanding preferred shares (if any) with respect to dividends and in connection with liquidation, winding up and dissolution of the Company. The holders have no preemptive or other subscription rights.